COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 3 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in litigation in the ordinary course of business. The Company is not currently involved in any litigation that the Company believes could have a material adverse effect on its financial condition or results of operations.

Executive Employment Agreements

On December 28, 2021, the Company entered into an employment agreement with Mr. Todd Michaels, President and CEO and a member of the Board, providing for an annual salary of $250,000 per year. As part of the agreement, the Company issued Mr. Michaels 1,000,000 options exercisable at $0.52 per share for ten years. The options, valued at approximately $469,000 on the issuance date, vest monthly over 36 months beginning one month from issuance.

On December 28, 2021, the Company entered into an employment agreement with Mr. Jason Loyet, Director of Commercial Solar and a member of the Board, providing for an annual salary of $150,000 per year. As part of the agreement, the Company issued Mr. Loyet 1,000,000 options exercisable at $0.52 per share for ten years. The options, valued at approximately $469,000 on the issuance date, vest monthly over 36 months beginning one month from issuance.

On January 18, 2022, the Company entered into an employment agreement with Mr. Channing Chen, Former CFO, providing for an annual salary of $200,000 per year. As part of the agreement, the Company issued Mr. Chen 1,000,000 options exercisable at $0.96 per share for ten years. The options, valued at approximately $868,000, vest monthly over 36 months from issuance. Mr. Chen resigned as CFO on August 31, 2023.

On August 24, 2023, the Company entered into an employment agreement with Mr. Johan ver Loren van Themaat, CFO, providing for an annual salary of $250,000 per year. As part of the agreement, the Company issued Mr. Themaat 500,000 options exercisable at $0.89 per share for ten years. The options, valued at approximately $444,000, vest monthly over 36 months from issuance.